Revenue Classes - Schedule of Operating Revenue Classes (Details) - Just Right Products, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 3,240,005	$ 2,821,942
Direct costs of revenue	2,117,485	2,066,459
Embroidery / Screen Printing [Member]
Revenues	1,674,206	1,557,996
Academic Store [Member]
Revenues	1,061,392	880,948
Boots [Member]
Revenues		113,901
Other Promotional Products [Member]
Revenues	504,407	269,097
Direct costs of revenue	88,732	119,979
Purchase [Member]
Direct costs of revenue	1,497,160	1,575,050
Labor [Member]
Direct costs of revenue	$ 531,593	$ 390,761